Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				114 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004	Dec. 31, 2012
Noncash investing and financing activities [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0		$ 0	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0			210
Exchange of Demand Note for Convertible Notes	1,005	0			1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	3,669	0			3,669
Fair value of warrants issued with issuance of common stock	0	16,947			16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	0	0	191,909		191,909
Conversion of warrant liability	0	0	123		123
Noncash property and equipment additions	0	0			0
Cash paid for interest, net of amounts capitalized	515	722			12,793
Cash paid for issuance costs classified as interest expense	$ 830	$ 0			$ 830
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)	566				566